Derivative Liability and Fair Value Measurements (Compute The Fair Value Of Warrants Issued) (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 21, 2013	Mar. 31, 2014	Dec. 31, 2013
Value of warrants issued:
Fair value of warrants		$ 8,363,751	$ 12,035,816
Warrant [Member]
Assumptions for Pricing Model:
Volatility range for years 1 to 5			56.00%
Risk-free interest rate			1.75%
Value of warrants issued:
Fair value of warrants	$ 9,067,283	$ 8,363,751	$ 12,035,816
Minimum [Member] | Warrant [Member]
Assumptions for Pricing Model:
Expected term in years	4 years 7 months 13 days	3 years 11 months 16 days	4 years 2 months 12 days
Volatility range for years 1 to 5	61.00%	55.00%
Risk-free interest rate	0.77%	1.46%
Maximum [Member] | Warrant [Member]
Assumptions for Pricing Model:
Expected term in years	5 years	4 years 6 months 18 days	4 years 7 months 6 days
Volatility range for years 1 to 5	110.00%	143.00%
Risk-free interest rate	1.41%	1.73%